Inventory	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Inventory	Note 5 — Inventory Inventory consists of the following:
	March 31,	September 30,
	2025	2024

Raw materials	$775	$1,550
Finished goods	331	175
Total inventory	$1,106	$1,725
Note 5 - Inventory Inventory consists of the following:
	September 30,
	2024	2023

Raw materials	$1,550	$265
Finished goods	175	54
Total inventory	$1,725	$319